Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2020

BCF-QTLY-1220
1.809076.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.0%
Entertainment - 3.4%
Activision Blizzard, Inc.	2,706,213	$204,942
CD Projekt RED SA (a)	31,655	2,682
CD Projekt RED SA ADR (a)	705,018	15,510
Netflix, Inc. (a)	1,100,898	523,741
Nintendo Co. Ltd.	63,696	34,440
Nintendo Co. Ltd. ADR	171,489	11,615
Roku, Inc. Class A (a)	436,029	88,252
Sea Ltd. ADR (a)(b)(c)	2,648,426	417,657
Spotify Technology SA (a)	123,437	29,611
Take-Two Interactive Software, Inc. (a)	43,791	6,784
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	10,172,512	15,157
		1,350,391
Interactive Media & Services - 11.3%
Alphabet, Inc. Class A (a)	1,313,283	2,122,410
Facebook, Inc. Class A (a)	6,593,049	1,734,697
Match Group, Inc. (a)(b)	950,286	110,974
Pinterest, Inc. Class A (a)	411,000	24,228
Snap, Inc. Class A (a)	3,275,980	129,041
Tencent Holdings Ltd.	3,175,186	242,602
Twitter, Inc. (a)(b)	561,316	23,216
Yandex NV Series A (a)	476,779	27,448
Zillow Group, Inc. Class C (a)(b)	119,500	10,590
Zoominfo Technologies, Inc.	1,635,563	62,135
		4,487,341
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,027,364	112,568

TOTAL COMMUNICATION SERVICES		5,950,300

CONSUMER DISCRETIONARY - 29.5%
Automobiles - 3.4%
Ford Motor Co.	2,050,300	15,849
General Motors Co.	697,700	24,092
Harley-Davidson, Inc.	2,147,727	70,617
Neutron Holdings, Inc. warrants (a)(e)(f)(g)	7,152,433	0
NIO, Inc. sponsored ADR (a)	351,800	10,758
Tesla, Inc. (a)(c)	3,045,835	1,181,906
XPeng, Inc. ADR (a)(b)	1,873,900	36,316
		1,339,538
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)(b)	447,915	70,793
FSN Ecommerce Ventures Pvt Ltd. (e)(f)	204,681	16,637
		87,430
Hotels, Restaurants & Leisure - 3.2%
Boyd Gaming Corp.	1,432,896	45,451
Caesars Entertainment, Inc. (a)	3,048,553	136,636
Chipotle Mexican Grill, Inc. (a)	173,458	208,406
Churchill Downs, Inc.	464,073	69,216
Darden Restaurants, Inc.	426,972	39,247
Dunkin' Brands Group, Inc.	733,106	73,098
Evolution Gaming Group AB (h)	355,396	26,400
Hilton Worldwide Holdings, Inc.	494,828	43,451
Kambi Group PLC (a)	449,186	14,589
Las Vegas Sands Corp.	874,336	42,021
Marriott International, Inc. Class A	616,855	57,293
Penn National Gaming, Inc. (a)	4,273,079	230,661
Starbucks Corp.	1,254,324	109,076
Texas Roadhouse, Inc. Class A (b)	737,876	51,673
Vail Resorts, Inc.	248,194	57,591
Wendy's Co.	1,655,066	36,163
Wynn Resorts Ltd. (b)	576,748	41,774
		1,282,746
Household Durables - 1.2%
D.R. Horton, Inc.	295,778	19,761
iRobot Corp. (a)(b)	273,101	21,733
KB Home	552,537	17,819
Lennar Corp. Class A	485,419	34,091
Purple Innovation, Inc. (a)(b)	152,700	4,332
Sony Corp. sponsored ADR	337,233	28,213
Taylor Morrison Home Corp. (a)	1,899,757	41,035
Tempur Sealy International, Inc. (a)	408,148	36,325
Toll Brothers, Inc.	1,035,768	43,792
TRI Pointe Homes, Inc. (a)	2,398,079	39,400
Tupperware Brands Corp. (i)	4,280,100	135,765
Whirlpool Corp.	221,412	40,952
		463,218
Internet & Direct Marketing Retail - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,279,150	389,744
Amazon.com, Inc. (a)	1,148,682	3,487,571
Bygghemma Group First AB (a)	329,970	5,154
Delivery Hero AG (a)(h)	175,723	20,216
eBay, Inc.	941,800	44,858
Etsy, Inc. (a)	207,492	25,229
Expedia, Inc.	823,706	77,552
Farfetch Ltd. Class A (a)	1,469,070	41,325
Fiverr International Ltd. (a)	162,838	23,843
JD.com, Inc.:
Class A	332,470	13,561
sponsored ADR (a)	1,051,378	85,708
Jumia Technologies AG ADR (a)(b)	855,000	12,791
Kogan.Com Ltd.	920,342	13,323
MercadoLibre, Inc. (a)	100,921	122,523
Mercari, Inc. (a)	88,600	3,725
Ocado Group PLC (a)	815,090	24,033
Overstock.com, Inc. (a)(b)	369,800	20,746
Pinduoduo, Inc. ADR (a)	2,377,905	213,964
The Honest Co., Inc. (a)(e)(f)	150,143	2,649
The RealReal, Inc. (a)(b)	3,588,199	45,175
THG Holdings Ltd.	1,536,100	13,126
Wayfair LLC Class A (a)	693,460	171,999
		4,858,815
Leisure Products - 0.6%
Bafang Electric Suzhou Co. Ltd. (A Shares)	167,500	4,618
Mattel, Inc. (a)	918,700	12,650
Peloton Interactive, Inc. Class A (a)	1,484,029	163,555
Vista Outdoor, Inc. (a)	2,056,082	40,649
		221,472
Multiline Retail - 0.6%
Dollar General Corp.	183,839	38,369
Dollar Tree, Inc. (a)	727,297	65,689
Nordstrom, Inc. (b)	728,057	8,809
Ollie's Bargain Outlet Holdings, Inc. (a)	624,875	54,420
Target Corp.	442,693	67,387
		234,674
Specialty Retail - 4.6%
American Eagle Outfitters, Inc. (b)	3,760,569	51,557
Burlington Stores, Inc. (a)	414,366	80,213
Carvana Co. Class A (a)(b)(c)	1,550,700	287,422
Cazoo Holdings Ltd. (e)(f)	331,522	4,563
Dick's Sporting Goods, Inc. (b)	698,230	39,555
Five Below, Inc. (a)	826,888	110,257
Floor & Decor Holdings, Inc. Class A (a)	1,760,651	128,528
John David Group PLC	442,996	4,254
Lowe's Companies, Inc.	3,660,492	578,724
RH (a)(b)	684,358	229,417
Signet Jewelers Ltd. (b)	944,311	21,039
The Home Depot, Inc.	1,025,078	273,399
Vroom, Inc. (b)	402,154	16,529
Williams-Sonoma, Inc.	197,152	17,982
		1,843,439
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	280,925	83,431
Allbirds, Inc. (a)(e)(f)	181,080	2,093
Anta Sports Products Ltd.	304,598	3,351
Aritzia LP (a)	1,193,044	18,017
Capri Holdings Ltd. (a)	956,200	20,291
Crocs, Inc. (a)	2,877,554	150,582
Deckers Outdoor Corp. (a)	286,599	72,616
lululemon athletica, Inc. (a)	1,513,378	483,206
LVMH Moet Hennessy Louis Vuitton SE	102,423	48,011
Moncler SpA	856,117	34,260
NIKE, Inc. Class B	2,667,304	320,290
Puma AG	134,400	11,746
PVH Corp.	1,283,914	74,839
Tory Burch LLC (a)(d)(e)(f)	293,611	17,209
VF Corp.	697,051	46,842
		1,386,784

TOTAL CONSUMER DISCRETIONARY		11,718,116

CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	117,112	121,700
Constellation Brands, Inc. Class A (sub. vtg.)	162,100	26,784
Keurig Dr. Pepper, Inc.	1,546,090	41,590
Monster Beverage Corp. (a)	1,044,692	79,992
Nongfu Spring Co. Ltd. (H Shares) (a)	1,885,200	8,633
		278,699
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,090,354	41,750
Costco Wholesale Corp.	271,456	97,078
Performance Food Group Co. (a)	938,832	31,554
Zur Rose Group AG (a)	24,210	6,746
		177,128
Food Products - 0.1%
Act II Global Acquisition Corp. Class A (a)	521,234	4,269
Bunge Ltd.	156,100	8,856
Darling Ingredients, Inc. (a)	210,500	9,052
Freshpet, Inc. (a)	117,408	13,443
JDE Peet's BV	450,427	16,052
		51,672
Household Products - 0.1%
Reckitt Benckiser Group PLC	260,053	22,908
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	292,300	7,664
Herbalife Nutrition Ltd. (a)	1,054,565	47,603
Nu Skin Enterprises, Inc. Class A	82,200	4,057
		59,324
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(e)(f)	21,148	1,437
Class B (a)(e)(f)	6,625	450
Swedish Match Co. AB	433,579	32,675
		34,562

TOTAL CONSUMER STAPLES		624,293

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd.	7,638,838	210,528
Reliance Industries Ltd.	509,255	8,068
Reliance Industries Ltd. sponsored GDR (h)	444,252	24,389
Renewable Energy Group, Inc. (a)	280,700	15,831
		258,816
FINANCIALS - 0.8%
Banks - 0.0%
Kotak Mahindra Bank Ltd. (a)	779,186	16,164
Capital Markets - 0.1%
London Stock Exchange Group PLC	162,594	17,527
Shift Technologies, Inc. Class A (a)	1,348,548	12,002
		29,529
Consumer Finance - 0.2%
Ally Financial, Inc.	2,008,512	53,587
Capital One Financial Corp.	452,283	33,053
		86,640
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(e)(f)	4,367,660	38,310
DiamondPeak Holdings Corp. (e)(i)	3,573,266	41,968
dMY Technology Group, Inc.	727,690	8,106
MultiPlan Corp. (e)	2,804,950	18,429
MultiPlan Corp. warrants (a)(e)	138,859	1
Netfin Acquisition Corp. Class A (a)	1,178,100	12,134
Social Capital Hedosophia Holdings Corp. II Class A (a)(b)	572,100	9,405
Spartan Energy Acquisition Corp. (a)(b)	886,300	8,987
		137,340
Insurance - 0.1%
eHealth, Inc. (a)(b)	594,077	39,869
Root, Inc.	134,234	3,218
		43,087
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	697,722	17,994

TOTAL FINANCIALS		330,754

HEALTH CARE - 8.2%
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a)	363,419	16,881
Acceleron Pharma, Inc. (a)	430,184	44,989
ADC Therapeutics SA (a)	409,353	11,744
Agios Pharmaceuticals, Inc. (a)	367,838	14,739
Akouos, Inc. (a)	244,077	4,738
Allakos, Inc. (a)(b)	78,276	7,446
Alnylam Pharmaceuticals, Inc. (a)	790,169	97,167
Annexon, Inc. (a)	464,857	9,674
Arcutis Biotherapeutics, Inc. (a)	371,675	6,623
Argenx SE ADR (a)	80,964	20,090
Ascendis Pharma A/S sponsored ADR (a)	462,831	75,603
Atea Pharmaceuticals, Inc.	182,600	4,382
Avidity Biosciences, Inc.	206,151	5,098
BeiGene Ltd. (a)	573,959	12,741
BeiGene Ltd. ADR (a)	133,483	39,580
BioNTech SE ADR (a)(b)	78,521	6,703
BioXcel Therapeutics, Inc. (a)	70,173	3,206
Bridgebio Pharma, Inc. (a)(b)	144,833	5,559
CareDx, Inc. (a)	83,400	4,091
Cibus Corp. Series C (a)(d)(e)(f)	4,762,240	7,239
Coherus BioSciences, Inc. (a)(b)	558,211	9,305
Crinetics Pharmaceuticals, Inc. (a)	318,544	3,848
CytomX Therapeutics, Inc. (a)(h)	378,621	2,506
FibroGen, Inc. (a)	426,301	16,361
Forma Therapeutics Holdings, Inc.	162,851	7,022
Fusion Pharmaceuticals, Inc. (a)	273,242	3,388
Generation Bio Co.	565,648	13,886
Generation Bio Co.	85,705	2,215
Global Blood Therapeutics, Inc. (a)	314,229	16,616
Inhibrx, Inc.	20,823	355
Insmed, Inc. (a)	226,024	7,445
Ionis Pharmaceuticals, Inc. (a)	150,491	7,066
Karuna Therapeutics, Inc. (a)	184,001	14,939
Mirati Therapeutics, Inc. (a)	57,196	12,420
Moderna, Inc. (a)	710,777	47,956
Neurocrine Biosciences, Inc. (a)	418,202	41,264
Novavax, Inc. (a)	46,800	3,777
Prelude Therapeutics, Inc.	172,300	6,070
Protagonist Therapeutics, Inc. (a)	206,291	3,909
Regeneron Pharmaceuticals, Inc. (a)	555,589	301,996
Relay Therapeutics, Inc. (a)	157,015	5,800
Revolution Medicines, Inc.	343,015	10,356
Sage Therapeutics, Inc. (a)	554,673	40,702
Sarepta Therapeutics, Inc. (a)	491,525	66,803
Scholar Rock Holding Corp. (a)	78,100	3,038
Seagen, Inc. (a)	109,427	18,252
Shattuck Labs, Inc.	191,300	4,945
Taysha Gene Therapies, Inc.	228,500	4,753
Turning Point Therapeutics, Inc. (a)	535,732	49,389
Vaxcyte, Inc.	385,924	14,422
Xencor, Inc. (a)	400,475	15,370
Zai Lab Ltd. ADR (a)	498,179	40,876
		1,195,343
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	25,000	10,652
Atricure, Inc. (a)	65,530	2,265
Axonics Modulation Technologies, Inc. (a)	769,044	36,060
Danaher Corp.	308,231	70,751
DexCom, Inc. (a)	447,208	142,919
Hologic, Inc. (a)	602,798	41,485
InMode Ltd. (a)	479,010	17,513
Insulet Corp. (a)	335,460	74,556
Intuitive Surgical, Inc. (a)	377,260	251,663
Novocure Ltd. (a)	256,185	31,280
Outset Medical, Inc.	147,600	6,859
Pulmonx Corp.	45,600	1,918
Quidel Corp. (a)(b)	540,635	145,047
Shockwave Medical, Inc. (a)	873,198	59,657
Tandem Diabetes Care, Inc. (a)	746,220	81,338
West Pharmaceutical Services, Inc. (b)	166,286	45,241
		1,019,204
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	635,499	17,927
Alignment Healthcare Partners unit (e)(f)	289,571	4,381
Centene Corp. (a)	646,000	38,179
Guardant Health, Inc. (a)	479,081	51,099
Humana, Inc.	232,638	92,888
Oak Street Health, Inc. (a)	59,891	2,850
Oak Street Health, Inc.	475,532	20,368
Owens & Minor, Inc.	370,400	9,304
		236,996
Health Care Technology - 0.1%
American Well Corp. (b)	340,400	8,786
GoodRx Holdings, Inc. (b)	546,700	26,455
Kronos Bio, Inc.	327,000	9,185
		44,426
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	303,464	41,544
Avantor, Inc. (a)	691,700	16,096
Berkeley Lights, Inc. (a)	47,414	3,441
Bio-Rad Laboratories, Inc. Class A (a)	33,500	19,645
Eurofins Scientific SA (a)	9,546	7,602
Nanostring Technologies, Inc. (a)	313,346	11,484
Thermo Fisher Scientific, Inc.	509,385	241,000
		340,812
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	781,782	39,214
Chiasma, Inc. warrants 12/16/24 (a)	55,391	33
Graybug Vision, Inc.	477,228	6,280
Hansoh Pharmaceutical Group Co. Ltd. (a)(h)	2,448,730	10,913
Harmony Biosciences Holdings, Inc. (a)	162,805	6,333
Horizon Therapeutics PLC (a)	1,084,286	81,246
Intra-Cellular Therapies, Inc. (a)	641,026	15,814
Nektar Therapeutics (a)	833,597	13,204
OptiNose, Inc. (a)	1,093,128	3,498
Roche Holding AG (participation certificate)	91,441	29,383
Zoetis, Inc. Class A	1,471,174	233,255
		439,173

TOTAL HEALTH CARE		3,275,954

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Avon Rubber PLC	163,974	8,338
Axon Enterprise, Inc. (a)	363,832	35,983
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	242,545	65,487
Class C (a)(e)(f)	2,783	751
		110,559
Air Freight & Logistics - 0.5%
FedEx Corp.	541,342	140,462
United Parcel Service, Inc. Class B	265,800	41,760
		182,222
Airlines - 0.1%
Delta Air Lines, Inc.	375,600	11,508
JetBlue Airways Corp. (a)	1,786,896	21,389
Southwest Airlines Co.	164,002	6,483
		39,380
Building Products - 0.2%
Builders FirstSource, Inc. (a)	519,500	15,741
Carrier Global Corp.	494,800	16,521
Fortune Brands Home & Security, Inc.	222,466	17,991
The AZEK Co., Inc.	1,245,647	41,654
		91,907
Commercial Services & Supplies - 0.1%
HNI Corp.	134,946	4,392
HomeServe PLC	1,456,789	20,854
		25,246
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	765,766	49,729
Electrical Equipment - 0.2%
Bloom Energy Corp. Class A (a)(b)	1,108,752	14,015
Generac Holdings, Inc. (a)	19,600	4,119
Sunrun, Inc. (a)	1,101,544	57,302
		75,436
Industrial Conglomerates - 0.0%
General Electric Co.	1,647,800	12,227
Machinery - 0.0%
Deere & Co.	36,100	8,155
Professional Services - 0.1%
Boa Vista Servicos SA (a)	3,986,600	9,428
Equifax, Inc.	6,565	897
Manpower, Inc.	124,357	8,440
Upwork, Inc. (a)	1,410,700	26,027
		44,792
Road & Rail - 2.5%
Lyft, Inc. (a)(b)	18,122,153	413,729
Uber Technologies, Inc. (a)	17,742,864	592,789
		1,006,518
Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	398,000	15,757

TOTAL INDUSTRIALS		1,661,928

INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment & Components - 0.3%
II-VI, Inc. (a)(b)	2,745,941	124,858
IT Services - 5.1%
Alliance Data Systems Corp.	349,568	18,017
Endava PLC ADR (a)	281,854	18,010
MasterCard, Inc. Class A	795,080	229,492
MongoDB, Inc. Class A (a)	136,012	31,075
PayPal Holdings, Inc. (a)	2,411,194	448,796
Repay Holdings Corp. (a)	608,865	13,718
Riskified Ltd. (a)(e)(f)	367,600	3,497
Riskified Ltd. warrants (a)(e)(f)	3,105	0
Shopify, Inc. Class A (a)	255,916	235,926
Snowflake Computing, Inc. (b)	125,100	31,278
Snowflake Computing, Inc. Class B	22,447	5,051
Square, Inc. (a)	1,059,276	164,061
Twilio, Inc. Class A (a)	755,790	210,843
Visa, Inc. Class A	3,194,023	580,386
Wix.com Ltd. (a)	169,105	41,823
		2,031,973
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	3,215,738	242,113
Allegro MicroSystems LLC (a)	259,300	4,745
Array Technologies, Inc.	1,950,400	71,872
Cirrus Logic, Inc. (a)	354,561	24,419
Enphase Energy, Inc. (a)	764,809	75,020
First Solar, Inc. (a)(b)	298,400	25,974
Inphi Corp. (a)	30,200	4,221
Lam Research Corp.	12,300	4,208
Lattice Semiconductor Corp. (a)	622,935	21,740
Marvell Technology Group Ltd.	26,237,044	984,152
MediaTek, Inc.	735,000	17,419
Micron Technology, Inc. (a)	3,780,861	190,329
NVIDIA Corp. (c)	2,947,708	1,477,863
NXP Semiconductors NV	4,074,896	550,600
ON Semiconductor Corp. (a)	1,538,300	38,596
SolarEdge Technologies, Inc. (a)	212,070	54,648
Synaptics, Inc. (a)	176,156	13,506
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	261,209	21,908
Universal Display Corp.	219,969	43,622
		3,866,955
Software - 13.1%
Adobe, Inc. (a)	1,201,113	537,018
Anaplan, Inc. (a)	156,800	8,679
Atlassian Corp. PLC (a)	61,400	11,765
Atom Tickets LLC (a)(d)(e)(f)	1,204,239	1,590
Autodesk, Inc. (a)	120,000	28,265
Avalara, Inc. (a)	168,013	25,042
Bill.Com Holdings, Inc. (a)(b)	260,095	26,010
Cloudflare, Inc. (a)	1,152,386	59,890
Coupa Software, Inc. (a)	125,040	33,473
Crowdstrike Holdings, Inc. (a)	474,906	58,812
Digital Turbine, Inc. (a)	418,000	11,980
DocuSign, Inc. (a)	463,848	93,813
Elastic NV (a)	605,580	61,412
Epic Games, Inc. (e)(f)	6,131	3,525
FireEye, Inc. (a)	581,500	8,048
Five9, Inc. (a)	162,140	24,600
HubSpot, Inc. (a)	299,525	86,883
Intuit, Inc.	25,400	7,993
Lightspeed POS, Inc. (a)	1,272,995	40,723
Lightspeed POS, Inc.	319,050	10,219
Microsoft Corp.	12,473,673	2,525,545
Ming Yuan Cloud Group Holdings Ltd.	521,800	2,228
nCino, Inc. (a)(b)	86,600	6,107
Nuance Communications, Inc. (a)	372,700	11,893
Paycom Software, Inc. (a)	23,400	8,520
RingCentral, Inc. (a)	218,840	56,535
Salesforce.com, Inc. (a)	4,141,235	961,885
ServiceNow, Inc. (a)	311,280	154,884
Slack Technologies, Inc. Class A (a)(b)	1,739,923	44,507
Tanium, Inc. Class B (a)(e)(f)	554,900	6,323
The Trade Desk, Inc. (a)(c)	164,109	92,960
Workday, Inc. Class A (a)	522,407	109,768
Zendesk, Inc. (a)	38,600	4,282
Zoom Video Communications, Inc. Class A (a)	174,236	80,307
		5,205,484
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	33,339,972	3,629,396
Corsair Gaming, Inc.	412,900	9,926
		3,639,322

TOTAL INFORMATION TECHNOLOGY		14,868,592

MATERIALS - 0.4%
Chemicals - 0.3%
LG Chemical Ltd.	7,180	3,907
Olin Corp.	1,170,800	19,377
The Chemours Co. LLC	3,752,925	75,584
		98,868
Construction Materials - 0.0%
Eagle Materials, Inc.	45,400	3,870
Containers & Packaging - 0.0%
WestRock Co.	323,200	12,136
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd. (Canada)	46,700	3,697
ArcelorMittal SA Class A unit (a)(b)	1,310,238	17,819
Sunshine Silver Mining & Refining Corp.	928,300	6,220
		27,736

TOTAL MATERIALS		142,610

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (a)	825,602	57,586
Redfin Corp. (a)(b)	2,140,245	89,398
		146,984
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	127,800	8,539
TOTAL COMMON STOCKS
(Cost $17,400,009)		38,986,886

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(e)(f)	5,833,836	8,342
Series D (a)(e)(f)	6,810,656	9,739
		18,081
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (e)(f)	2,276,313	35,260
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	100,182	17,872
Topgolf International, Inc. Series F (a)(e)(f)	415,730	5,398
		23,270
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(e)(f)	524,232	27,155
The Honest Co., Inc.:
Series C (a)(e)(f)	350,333	13,540
Series D (a)(e)(f)	77,448	3,544
Series E (a)(e)(f)	551,397	10,807
		55,046
Specialty Retail - 0.0%
Fanatics, Inc. Series E (e)(f)	1,040,349	17,988
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	71,465	826
Series B (a)(e)(f)	12,560	145
Series C (a)(e)(f)	119,995	1,387
Series Seed (a)(e)(f)	38,400	444
		2,802
TOTAL CONSUMER DISCRETIONARY		134,366
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (e)(f)	89,676	3,424
Roofoods Ltd. Series F (a)(e)(f)	41,941	17,255
Sweetgreen, Inc.:
Series C (a)(e)(f)	15,004	223
Series D (a)(e)(f)	241,354	3,584
Series H (a)(e)(f)	3,242,523	48,151
Series I (a)(e)(f)	568,842	8,447
		81,084
Food Products - 0.0%
Agbiome LLC Series C (a)(e)(f)	1,091,300	6,912
Tobacco - 0.5%
JUUL Labs, Inc.:
Series C (a)(e)(f)	2,570,575	174,671
Series D (a)(e)(f)	13,822	939
Series E (a)(e)(f)	14,959	1,016
		176,626
TOTAL CONSUMER STAPLES		264,622
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (e)(f)	606,719	6,532
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(e)(f)	800,982	8,370
Immunocore Ltd. Series A (a)(e)(f)	11,740	1,812
Nuvation Bio, Inc. Series A (a)(e)(f)	8,221,300	14,678
		24,860
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(e)(f)	2,728,716	12,411
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(e)(f)	3,301	1,592
TOTAL HEALTH CARE		38,863
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	97,277	26,265
Series H (a)(e)(f)	25,767	6,957
Series N (e)(f)	79,406	21,440
		54,662
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	692,196	1,634
TOTAL INDUSTRIALS		56,296
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	646,522	20
Riskified Ltd. Series E (e)(f)	370,000	3,520
		3,540
Software - 0.4%
ACV Auctions, Inc.:
Series E (e)(f)	866,184	5,131
Series E1 (e)(f)	1,215,138	7,199
Bird Rides, Inc.:
Series C (a)(e)(f)	2,114,013	22,704
Series D (a)(e)(f)	265,200	2,848
Compass, Inc. Series E (a)(e)(f)	53,263	7,549
ContextLogic, Inc. Series G (a)(e)(f)	133,922	23,609
Dataminr, Inc. Series D (a)(e)(f)	277,250	3,050
Delphix Corp. Series D (a)(e)(f)	675,445	3,431
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	2,928,086	0
Malwarebytes Corp. Series B (a)(e)(f)	1,056,193	21,124
Nuvia, Inc. Series B (e)(f)	1,606,942	5,154
Taboola.Com Ltd. Series E (a)(e)(f)	634,902	27,555
UiPath, Inc.:
Series A1 (a)(e)(f)	384,849	7,156
Series B1 (a)(e)(f)	19,170	356
Series B2 (a)(e)(f)	95,481	1,775
		138,641
TOTAL INFORMATION TECHNOLOGY		142,181

TOTAL CONVERTIBLE PREFERRED STOCKS		660,941

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (e)(f)	50,654,200	1,013
Series 1D (e)(f)	85,315,542	1,706
Volkswagen AG	51,700	7,533
Waymo LLC Series A2 (e)(f)	81,316	6,982
		17,234
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (e)(f)	10,823	149
Series B (e)(f)	189,488	2,608
Series C (e)(f)	3,846	53
Series D (e)(f)	676,921	9,318
		12,128
TOTAL CONSUMER DISCRETIONARY		29,362
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(e)(f)	29,758	14,352

TOTAL NONCONVERTIBLE PREFERRED STOCKS		43,714

TOTAL PREFERRED STOCKS
(Cost $463,872)		704,655
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	2,433	2,433
4% 6/12/27 (e)(f)	647	647
TOTAL CONVERTIBLE BONDS
(Cost $3,080)		3,080
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Securities Lending Cash Central Fund 0.11% (j)(k)
(Cost $548,785)	548,730,620	548,785
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $18,415,746)		40,243,406
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(546,717)
NET ASSETS - 100%		$39,696,689

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Carvana Co. Class A	Chicago Board Options Exchange	957	$17,738	$290.00	1/15/21	$(421)
NVIDIA Corp.	Chicago Board Options Exchange	386	19,352	650.00	12/18/20	(159)
Sea Ltd. ADR	Chicago Board Options Exchange	1,292	20,375	190.00	12/18/20	(652)
Tesla, Inc.	Chicago Board Options Exchange	480	18,626	540.00	12/18/20	(202)
The Trade Desk, Inc.	Chicago Board Options Exchange	141	7,987	700.00	1/15/21	(356)
TOTAL WRITTEN OPTIONS						$(1,790)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $84,078.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $951,904,000 or 2.4% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,424,000 or 0.2% of net assets.

 (i) Affiliated company

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
ACV Auctions, Inc. Series E	11/6/19	$4,790
ACV Auctions, Inc. Series E1	9/4/20	$7,199
Agbiome LLC Series C	6/29/18	$6,912
Alignment Healthcare Partners unit	2/28/20	$3,509
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Allbirds, Inc. Series Seed	10/9/18	$421
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$7,099
Bird Rides, Inc. Series C	12/21/18	$24,830
Bird Rides, Inc. Series D	9/30/19	$3,426
Blink Health LLC Series C	11/7/19	$3,423
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cazoo Holdings Ltd.	9/30/20	$4,545
Cazoo Holdings Ltd. Series A	9/30/20	$148
Cazoo Holdings Ltd. Series B	9/30/20	$2,598
Cazoo Holdings Ltd. Series C	9/30/20	$53
Cazoo Holdings Ltd. Series D	9/30/20	$9,281
Cibus Corp. Series C	2/16/18 - 5/10/19	$8,543
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
DiamondPeak Holdings Corp.	10/23/20	$35,733
Epic Games, Inc.	7/30/20	$3,525
Fanatics, Inc. Series E	8/13/20	$17,988
FSN Ecommerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$16,851
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	12/20/17	$453
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
JUUL Labs, Inc. Series E	12/20/17	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$13,971
Mulberry Health, Inc. Series A-8	1/20/16	$18,432
MultiPlan Corp.	10/8/20	$27,772
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$9,262
Neutron Holdings, Inc. Series 1D	1/25/19	$20,689
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$647
Nuvation Bio, Inc. Series A	6/17/19	$6,342
Nuvia, Inc. Series B	9/18/20	$5,154
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd.	12/20/19 - 4/15/20	$3,324
Riskified Ltd. Series E	10/28/19	$3,520
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$35,260
Roofoods Ltd. Series F	9/12/17	$14,829
Sonder Holdings, Inc. Series D1	12/20/19	$6,368
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Space Exploration Technologies Corp. Series N	8/4/20	$21,440
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19 - 7/30/20	$9,739
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,592
UiPath, Inc. Series A1	6/14/19	$5,048
UiPath, Inc. Series B1	6/14/19	$251
UiPath, Inc. Series B2	6/14/19	$1,252
Waymo LLC Series A2	5/8/20	$6,982
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$18,844
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	195
Total	$198

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DiamondPeak Holdings Corp.	$--	$35,733	$--	$--	$--	$6,235	$41,968
Shift Technologies, Inc. Class A	13,233	1,228	27	--	2	(2,434)	--
Tupperware Brands Corp.	--	91,570	--	--	--	44,195	135,765
Total	$13,233	$128,531	$27	$--	$2	$47,996	$177,733

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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